Quarterly Financial Information (unaudited) (Details) - USD ($)	1 Months Ended	3 Months Ended									9 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017		Dec. 31, 2016
Quarterly Financial Information (unaudited)
Formation and operating costs	$ 25,162	$ 2,248,987	$ 1,298,247	$ 2,853,131	$ 221,808	$ 218,648	$ 178,156	$ 14,492	$ 500	$ 15,550	$ 4,350,337	$ 3,293,587	$ 4,591,834		$ 208,698
Loss from operations	(25,162)	(2,248,987)		(2,853,131)	(221,808)	(218,648)	(1,298,247)				(4,350,337)	(3,293,587)	(4,591,834)		(208,698)
Other income:
Interest/dividend income			800,140	736,128	602,142	359,511
Net income	$ (25,162)	$ 4,936,409	$ (498,107)	$ (2,117,003)	$ 380,334	$ 140,863	$ (178,156)	$ (14,492)	$ (500)	$ (15,550)	$ 5,157,743	$ (1,595,806)	$ (2,093,913)		$ (208,698)
Per share data:
Basic and diluted net income/( loss) per ordinary share	$ 0.00	$ 0.36	$ (0.13)	$ (0.30)	$ (0.02)	$ (0.02)	$ (0.02)	$ 0.00	$ 0.00	$ 0.00	$ 0.16	$ (0.34)	$ (0.48)		$ (0.03)
Weighted average shares outstanding, basic and diluted	7,500,000 [1]	9,850,644	9,558,699	9,281,595	9,259,360	9,239,245	9,184,238	7,500,000	7,500,000	7,500,000	9,776,196	9,260,366	9,334,687	[1]	7,919,906	[1]

[1]	Excludes 29,067,145 and 29,510,755 Class A Shares subject to possible redemption at December 31, 2017 and December 31, 2016, respecitively. Excludes an aggregate of up to 1,125,000 shares that were subject to forfeiture if the over-allotment option was not exercised in full by the underwriters at December 31, 2015 (see Note 6).